CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2026
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

6. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash. The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statements of cash flows:

	July 31
	2026	2025
Cash and cash equivalents	$2,074,964	$748,597
Restricted cash, tenant security deposits	959,203	938,342
Restricted cash, other	71,828	71,806
	$3,105,995	$1,758,745

Amounts in restricted cash primarily consist of cash held in bank accounts for tenant security deposits, and amounts set aside in accordance with certain loan agreements.

Supplemental disclosure:

	July 31,
	2026	2025
Cash Flow Information
Interest paid	$238,347	$70,141
Income tax paid (refunded)	—	—

Non-cash information
Recognition of operating lease right-of-use assets	$1,575,690	—
Recognition of operating lease liabilities	$1,575,690	—